BUSINESS COMBINATION (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Apr. 01, 2025
Current Assets
Trade receivables	R$ 65,989
Inventories	217,564
Recoverable taxes	25,896
Other assets	3,706
Non-Current Asset
Deferred taxes	3,210
Other assets	73
Property, plant and equipment (1)	198,074
Intangible assets (2)	88
Total assets acquired	532,775
Current Liabilities
Trade payables	122,686
Other payables	5,140
Non-current Liabilities
Total liabilities assumed	168,634
Total of Identifiable Net Assets at Fair Value	R$ 364,141
Estrela [Member]
Current Assets
Cash and cash equivalents		R$ 87,046
Trade receivables		205,529
Inventories		72,924
Recoverable taxes		18,672
Other assets		26,561
Non-Current Asset
Deferred taxes		47,393
Other assets		21,122
Property, plant and equipment (1)		820,398
Intangible assets (2)		71,591
Total assets acquired		1,371,236
Current Liabilities
Trade payables		180,962
Borrowings and financing (3)		251,201
Payroll and related taxes		29,600
Lease liabilities (4)		19,633
Other payables		34,177
Non-current Liabilities
Borrowings and financing (3)		378,655
Lease liabilities (4)		189,545
Provisions for tax, social security, labor civil, environmental risk (5)		24,828
Deferred taxes (6)		32,709
Other payables		7,510
Total liabilities assumed		1,148,820
Total of Identifiable Net Assets at Fair Value		222,416
70% ownership by the Parent Company		R$ 155,691